Aggregate Changes in Gross Unrecognized Tax Benefits Excluding Interest and Penalties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Income Taxes [Line Items]
Beginning Balance	$ 1,375	$ 943	$ 971
Increases related to tax positions taken during a prior year	340	49	61
Decreases related to tax positions taken during a prior year	(107)	(39)	(224)
Increases related to tax positions taken during the current year	467	425	240
Decreases related to settlements with taxing authorities	(3)	0	(102)
Decreases related to expiration of statute of limitations	(10)	(3)	(3)
Ending Balance	$ 2,062	$ 1,375	$ 943